TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Aug. 31, 2013	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			12.00%			16.00%
Preferred Income tax rate for Development Zone A			6.00%			9.00%
Accumulated tax loss carryforward from Israeli subsidiary			$ 2,927,000	$ 3,068,000
Accumulated tax loss carry forward			$ 138	$ 970
Domestic Maximum Tax Rate For Distributed Dividends From Preferred Income		20.00%	15.00%
Corporate tax rate for Israel			23.00%	23.00%	23.00%
Reduction of corporate tax rate			80.00%
Uniform tax rate for Development Zone A	7.50%
Deferred tax asset, state operating loss carryforward			$ 956	$ 2,475
UNITED STATES
Income Taxes [Line Items]
Corporate tax rate for Israel			21.00%
UNITED STATES | Minimum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			3.00%
UNITED STATES | Maximum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			6.00%
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			16.00%
Deferred tax asset, capital loss carryforward			$ 956
TAT Gedera [Member]
Income Taxes [Line Items]
Deferred tax asset, capital loss carryforward			$ 2,258
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A			7.50%